PREFERRED STOCK - Additional Information (Detail) - Branded Online Inc dba Nogin [Member] - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Jun. 02, 2017	May 14, 2014	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
Class A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, stock issued during period, shares, new issues		2,042,483
Temporary equity par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, stock issued during period, value, new issues		$ 3.1
Temporary equity, redemption price per share			$ 2.295
Temporary equity, liquidation preference			$ 6.3		$ 6.3
Temporary equity issue price per share			$ 1.53
Liquidation event distribution per share over issue price			two times
Class B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, stock issued during period, shares, new issues	1,459,462
Temporary equity par or stated value per share	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, stock issued during period, value, new issues	$ 4.3
Temporary equity, redemption price per share			$ 4.45335
Temporary equity, liquidation preference			$ 8.7		$ 8.7
Temporary equity issue price per share			$ 2.9689
Liquidation event distribution per share over issue price			two times